Derivative financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 858,277,413	R$ 811,921,798
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	538,580,487	857,662,210
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	785,337,224	325,170,915
Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	443,722,256	331,009,278
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional amount	443,722,256	331,009,278
Stock Exchange [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	167,924,413	93,891,621
Stock Exchange [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	415,336,707	782,343,569
Stock Exchange [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	781,708,536	325,170,915
Stock Exchange [Member] | Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	55,754,746	28,054,581
Over-the-Counter Market [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	690,353,000	718,030,177
Over-the-Counter Market [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	123,243,780	75,318,641
Over-the-Counter Market [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	3,628,688
Over-the-Counter Market [Member] | Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 387,967,510	R$ 302,954,697